Consolidated Statements of Financial Position	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Current Assets
Cash and cash equivalents	$ 15,773,783	$ 34,806,799
Trade and other receivables	8,665,704	4,725,361
Other current assets	2,609,286	1,611,929
Total Current Assets	27,048,773	41,144,089
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$181,681 and A$202,380 respectively	61,776	102,551
Right-of-use assets net of accumulated depreciation of A$278,245 and A$312,156 respectively	207,087	115,971
Total Non-Current Assets	268,863	218,522
Total Assets	27,317,636	41,362,611
Current Liabilities
Trade and other payables	3,517,708	5,079,587
Provisions	729,202	656,267
Lease liabilities	107,177	57,632
Current tax liabilities	27,930	26,924
Total Current Liabilities	4,382,017	5,820,410
Non-Current Liabilities
Provisions	19,503	13,753
Lease liabilities	103,207	59,857
Total Non-Current Liabilities	122,710	73,610
Total Liabilities	4,504,727	5,894,020
Net Assets	22,812,909	35,468,591
Equity
Issued capital 2023: 2,439,897,618 fully paid ordinary shares Nil options over fully paid ordinary shares2022: 2,406,874,578 fully paid ordinary shares Nil options over fully paid ordinary shares	213,971,323	213,787,061
Reserves	3,972,475	3,565,918
Accumulated deficit during the development stage	(195,130,889)	(181,884,388)
Total Equity	$ 22,812,909	$ 35,468,591